Taxes on Income (Details) - Schedule of Unrecognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at the beginning of the year	$ 11,775	$ 8,920
Increase related to tax positions from prior fiscal years	1,326	4,455
Decrease related to tax positions from prior fiscal years	(1,546)	(588)
Lapses of statutes of limitation	(2,115)	(1,012)
Balance at the end of the year	$ 9,440	$ 11,775